NOTE RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2023
Note Receivable
SCHEDULE OF NOTE RECEIVABLE
Balance at December 31, 2022	$169,300
Repayments	(50,307)
Foreign exchange	(3,143)
Balance at June 30, 2023	115,850